Financial Derivative Contracts and Hedge Accounting - Schedule of Nominal Values of the Hedged Item (Detail) - Cash Flow Hedges [Member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Notional value	$ 2,946,484	$ 3,362,853
Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,073,971	2,211,060
Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	517,254	309,970
Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	355,259	841,823
Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,025,604	2,180,337
Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	48,000	262,846
Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	227,825	609,700
Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	173,683	309,970
Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	471,372
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,717,032	2,297,407
1 year [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,073,971	1,991,607
1 year [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	444,488
1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	198,573	305,800
1 year [member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,015,643	1,991,607
1 year [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	129,100	305,800
1 year [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	173,683
1 year [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	398,606
1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	89,988	833,323
1 - 3 years [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		219,453
1 - 3 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		309,970
1 - 3 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	89,988	303,900
1 - 3 years [member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,961	188,730
1 - 3 years [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,000	30,723
1 - 3 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	52,027	303,900
1 - 3 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value		309,970
3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	92,766	57,823
3 to 6 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	72,766
3 to 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,000	57,823
3 to 6 years [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,000	57,823
3 to 6 years [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	72,766
Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	46,698	174,300
Over 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	46,698	174,300
Over 6 years [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 174,300
Over 6 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 46,698